Supplemental Condensed Combining Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2011	Dec. 31, 2008
Consolidated Statements of Income
Net revenue	$ 12,795,060	$ 12,053,490	$ 11,247,477
Cost of revenues	8,274,359	7,908,769	7,415,965
Gross profit	4,520,701	4,144,721	3,831,512
Selling, general and administrative	2,334,975	2,124,384	1,982,106
Research and development	110,834	96,532	93,810
Operating income	2,074,892	1,923,805	1,755,596
Interest, net	296,533	280,064	299,963
Other, net	0	0	0
Income before income taxes	1,778,359	1,643,741	1,455,633
Income tax expense	601,097	578,345	490,413
Net Income	1,177,262	1,065,396	965,220
Less: Net income attributable to noncontrolling interests	106,108	86,879	74,082
Income attributable to the Company	1,071,154	978,517	891,138
Current assets:
Cash and cash equivalents	457,292	522,870	301,225		221,584
Trade accounts receivable less allowance for doubtful accounts of $299,751 in 2011 and $277,139 in 2010	2,798,318	2,573,258
Accounts receivable from related parties	111,008	113,976
Inventories	967,496	809,097
Prepaid expenses and other current assets	1,035,366	783,231
Deferred tax asset, current	325,539	350,162
Total current assets	5,695,019	5,152,594
Property, plant and equipment, net	2,629,701	2,527,292
Intangible assets	686,652	692,544
Goodwill	9,186,650	8,140,468	7,511,434
Deferred tax asset, non-current	88,159	93,168
Total assets	19,532,850	17,094,661
Current liabilities:
Accounts payable	541,423	420,637
Accounts payable to related parties	111,226	121,887
Accrued expenses and other current liabilities	1,704,273	1,537,423
Short-term borrowings and other financial liabilities	98,801	670,671
Short Term Borrowings Due To Related Parties Current	28,013	9,683
Current portion of long-term debt and capital lease obligations	1,589,776	263,982
Company-obligated mandatorily redeemable preferred securities of subsidiary Fresenius Medical Care Capital Trusts holding solely Company-guaranteed debentures of subsidiarie - current portion	0	625,549		428,760
Income tax payable, current	162,354	117,542
Deferred tax liability, current	26,745	22,349
Total current liabilities	4,262,611	3,789,723
Total long-term debt less current maturities	5,494,810	4,309,676
Other liabilities	236,628	294,015
Pension liabilities	290,493	190,150
Income tax payable, non-current	189,000	200,581
Deferred tax liability, non-current	587,800	506,896
Total liabilities	11,061,342	9,291,041
Noncontrolling interests subject to put provisions	410,491	279,709
Company shareholders' equity	7,901,552	7,377,258
Noncontrolling interests not subject to put provisions	159,465	146,653
Total equity	8,061,017	7,523,911	6,798,390		5,960,620
Total liabilities and equity	19,532,850	17,094,661
Issuers [Member] | FMC Finance III [Member]
Consolidated Statements of Income
Selling, general and administrative		31	28
Operating income			(28)
Interest, net		(719)	(720)
Income before income taxes		688	692
Income tax expense		196	197
Net Income		492	495
Income attributable to the Company		492	495
Current assets:
Cash and cash equivalents	1	123	108		23
Accounts receivable from related parties	1,273,649	16,542
Prepaid expenses and other current assets		1
Total current assets	1,273,650	16,666
Other assets	0	494,231
Total assets		510,897
Current liabilities:
Accounts payable to related parties	3,700	229
Accrued expenses and other current liabilities	29,771	15,866
Income tax payable, current	2,016	24
Total current liabilities	35,487	16,119
Total long-term debt less current maturities	1,177,329	494,231
Total liabilities	1,212,816	510,350
Company shareholders' equity	60,834	547
Total equity	60,834	547
Total liabilities and equity	1,273,650	510,897
Issuers [Member] | FMC US Finance [Member]
Consolidated Statements of Income
Selling, general and administrative	1
Operating income	(1)	(31)
Interest, net	(5,351)
Income before income taxes	5,350
Income tax expense	2,016
Net Income	3,334
Income attributable to the Company	3,334
Current assets:
Total assets	1,273,650
Guarantors [Member] | Total FMC-AG and Co. KGaA [Member]
Consolidated Statements of Income
Selling, general and administrative	158,222	113,176	87,774
Operating income	(158,222)	(113,176)	(87,774)
Interest, net	90,148	39,113	35,184
Other, net	(1,379,577)	(1,200,299)	(1,032,515)
Income before income taxes	1,131,207	1,048,010	909,557
Income tax expense	60,053	69,493	18,419
Net Income	1,071,154	978,517	891,138
Income attributable to the Company	1,071,154	978,517	891,138
Current assets:
Cash and cash equivalents	2	147,177	24
Accounts receivable from related parties	3,507,671	2,418,066
Prepaid expenses and other current assets	195,428	111,594
Deferred tax asset, current	32,466	14,221
Total current assets	3,735,567	2,691,058
Property, plant and equipment, net	356	390
Intangible assets	266	428
Deferred tax asset, non-current	15,923	9,463
Other assets	8,142,771	7,201,295
Total assets	11,894,883	9,902,634
Current liabilities:
Accounts payable	668	5,738
Accounts payable to related parties	1,547,946	952,141
Accrued expenses and other current liabilities	156,119	122,000
Short-term borrowings and other financial liabilities	94	121
Current portion of long-term debt and capital lease obligations	295,825	106,862
Income tax payable, current	128,218	54,366
Total current liabilities	2,128,870	1,241,228
Total long-term debt less current maturities	507,898	870,348
Long term borrowings from related parties	1,348,717	334,428
Other liabilities	2,424	73,382
Pension liabilities	5,163	4,933
Income tax payable, non-current	259	1,057
Total liabilities	3,993,331	2,525,376
Company shareholders' equity	7,901,552	7,377,258
Total equity	7,901,552	7,377,258
Total liabilities and equity	11,894,883	9,902,634
Guarantors [Member] | D GmbH [Member]
Consolidated Statements of Income
Net revenue	1,931,016	1,587,720	1,521,831
Cost of revenues	1,210,733	1,022,617	997,257
Gross profit	720,283	565,103	524,574
Selling, general and administrative	208,022	158,538	173,215
Research and development	68,876	62,435	64,911
Operating income	443,385	344,130	286,448
Interest, net	6,867	2,388	6,070
Other, net	297,281	210,649	190,345
Income before income taxes	139,237	131,093	90,033
Income tax expense	124,322	99,957	86,728
Net Income	14,915	31,136	3,305
Income attributable to the Company	14,915	31,136	3,305
Current assets:
Cash and cash equivalents	144	225	194		44
Trade accounts receivable less allowance for doubtful accounts of $299,751 in 2011 and $277,139 in 2010	143,313	157,755
Accounts receivable from related parties	1,058,327	667,484
Inventories	224,601	184,948
Prepaid expenses and other current assets	16,973	11,341
Total current assets	1,443,358	1,021,753
Property, plant and equipment, net	175,798	168,939
Intangible assets	54,811	65,684
Goodwill	53,788	65,315
Deferred tax asset, non-current	2,457	4,693
Other assets	653,871	644,523
Total assets	2,384,083	1,970,907
Current liabilities:
Accounts payable	26,463	22,387
Accounts payable to related parties	1,057,625	670,613
Accrued expenses and other current liabilities	102,410	94,978
Deferred tax liability, current	7,292	5,513
Total current liabilities	1,193,790	793,491
Long term borrowings from related parties	203,156	208,368
Other liabilities	12,977	11,241
Pension liabilities	146,555	143,362
Total liabilities	1,556,478	1,156,462
Company shareholders' equity	827,605	814,445
Total equity	827,605	814,445
Total liabilities and equity	2,384,083	1,970,907
Guarantors [Member] | FMCH [Member]
Consolidated Statements of Income
Selling, general and administrative	67,587	20,158	(19,877)
Operating income	(67,587)	(20,158)	19,877
Interest, net	82,205	56,047	56,269
Other, net	(724,492)	(664,020)	(560,286)
Income before income taxes	574,700	587,815	523,894
Income tax expense	(59,093)	(30,025)	(14,338)
Net Income	633,793	617,840	538,232
Income attributable to the Company	633,793	617,840	538,232
Current assets:
Cash and cash equivalents		0
Accounts receivable from related parties	700,929	441,601
Prepaid expenses and other current assets	50	50
Total current assets	700,979	441,651
Other assets	10,995,245	9,320,731
Total assets	11,696,224	9,762,382
Current liabilities:
Accounts payable to related parties	1,557,976	1,538,658
Accrued expenses and other current liabilities	2,132	2,054
Current portion of long-term debt and capital lease obligations	1,142,224	101,145
Total current liabilities	2,702,332	1,641,857
Total long-term debt less current maturities	438,366	1,357,745
Long term borrowings from related parties	408,942	494,231
Total liabilities	3,733,479	3,493,833
Company shareholders' equity	7,962,745	6,268,549
Total equity	7,962,745	6,268,549
Total liabilities and equity	11,696,224	9,762,382
Non Guarantor Subsidiaries [Member]
Consolidated Statements of Income
Net revenue	13,723,111	12,744,881	12,041,002
Cost of revenues	9,876,457	9,148,969	8,734,160
Gross profit	3,846,654	3,595,912	3,306,842
Selling, general and administrative	1,979,854	1,843,241	1,753,586
Research and development	41,958	34,097	28,899
Operating income	1,824,842	1,718,574	1,524,357
Interest, net	140,567	191,638	231,559
Other, net	0
Income before income taxes	1,684,275	1,526,936	1,292,798
Income tax expense	685,166	635,054	518,329
Net Income	999,109	891,882	774,469
Income attributable to the Company	999,109	891,882	774,469
Current assets:
Cash and cash equivalents	457,145	342,401	286,500		221,003
Trade accounts receivable less allowance for doubtful accounts of $299,751 in 2011 and $277,139 in 2010	2,655,005	2,415,503
Accounts receivable from related parties	4,214,468	2,826,527
Inventories	857,521	711,053
Prepaid expenses and other current assets	834,932	662,188
Deferred tax asset, current	266,164	317,644
Total current assets	9,285,235	7,275,316
Property, plant and equipment, net	2,560,913	2,458,364
Intangible assets	631,575	626,432
Goodwill	9,132,862	8,075,153
Deferred tax asset, non-current	125,462	121,875
Other assets	(6,082,225)	(6,581,295)
Total assets	15,653,822	11,975,845
Current liabilities:
Accounts payable	514,292	392,512
Accounts payable to related parties	6,697,551	3,210,393
Accrued expenses and other current liabilities	1,406,886	1,292,562
Short-term borrowings and other financial liabilities	98,707	670,550
Short Term Borrowings Due To Related Parties Current	(25,820)	2,004
Current portion of long-term debt and capital lease obligations	151,727	55,975
Company-obligated mandatorily redeemable preferred securities of subsidiary Fresenius Medical Care Capital Trusts holding solely Company-guaranteed debentures of subsidiarie - current portion	0	625,549
Income tax payable, current	32,120	62,504
Deferred tax liability, current	28,799	27,143
Total current liabilities	8,904,262	6,339,192
Total long-term debt less current maturities	7,372,794	4,069,605
Long term borrowings from related parties	(399,065)	400,883
Other liabilities	11,553	184,542
Pension liabilities	138,775	41,855
Income tax payable, non-current	50,309	75,055
Deferred tax liability, non-current	608,444	522,521
Total liabilities	16,687,072	11,633,653
Noncontrolling interests subject to put provisions	410,491	279,709
Company shareholders' equity	(1,603,206)	(84,170)
Noncontrolling interests not subject to put provisions	159,465	146,653
Total equity	(1,443,741)	62,483
Total liabilities and equity	15,653,822	11,975,845
Combining Adjustment [Member]
Consolidated Statements of Income
Net revenue	(2,859,067)	(2,279,111)	(2,315,356)
Cost of revenues	(2,812,831)	(2,262,817)	(2,315,452)
Gross profit	(46,236)	(16,294)	96
Selling, general and administrative	(78,711)	(10,760)	(12,620)
Operating income	32,475	(5,534)	12,716
Interest, net	(17,903)	(8,403)	(28,399)
Other, net	1,806,788	1,653,670	1,402,456
Income before income taxes	(1,756,410)	(1,650,801)	(1,361,341)
Income tax expense	(211,367)	(196,330)	(118,922)
Net Income	(1,545,043)	(1,454,471)	(1,242,419)
Less: Net income attributable to noncontrolling interests	106,108	86,879	74,082
Income attributable to the Company	(1,651,151)	(1,541,350)	(1,316,501)
Current assets:
Cash and cash equivalents		32,944	14,399
Accounts receivable from related parties	(10,644,036)	(6,256,244)
Inventories	(114,626)	(86,904)
Prepaid expenses and other current assets	(12,017)	(1,943)
Deferred tax asset, current	26,909	18,297
Total current assets	(10,743,770)	(6,293,850)
Property, plant and equipment, net	(107,366)	(100,401)
Deferred tax asset, non-current	(55,683)	(42,863)
Other assets	(12,462,993)	(10,590,890)
Total assets	(23,369,812)	(17,028,004)
Current liabilities:
Accounts payable to related parties	(10,753,572)	(6,250,147)
Accrued expenses and other current liabilities	6,955	9,963
Short Term Borrowings Due To Related Parties Current	53,833	7,679
Income tax payable, current	0	648
Deferred tax liability, current	(9,346)	(10,307)
Total current liabilities	(10,702,130)	(6,242,164)
Total long-term debt less current maturities	(4,001,577)	(2,482,253)
Long term borrowings from related parties	(1,561,750)	(1,437,910)
Other liabilities	25,835	24,850
Income tax payable, non-current	138,432	124,469
Deferred tax liability, non-current	(20,644)	(15,625)
Total liabilities	(16,121,834)	(10,028,633)
Company shareholders' equity	(7,247,978)	(6,999,371)
Total equity	(7,247,978)	(6,999,371)
Total liabilities and equity	$ (23,369,812)	$ (17,028,004)